Prepayments and other assets - Security deposits (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepayments and other assets, net
Security deposits with real estate developers	¥ 138,151	¥ 171,885
Less: Allowance for doubtful accounts	(71,173)	(60,975)
Security deposits with real estate developers, net	66,978	110,910
Without Sales Commitment Arrangement
Prepayments and other assets, net
Security deposits with real estate developers	98,066	129,300
Sales Commitment Arrangements
Prepayments and other assets, net
Security deposits with real estate developers	¥ 40,085	¥ 42,585